Close-down, restoration and environmental provisions - Summary of provisions, including post-retirement benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [Line Items]
Provisions, beginning balance	$ 1,456	$ 1,558
Adjustment on currency translation	68	(83)
Charged/(credited) to profit:
– increases to existing and new provisions	309	199
unused amounts reversed	(22)	(12)
Utilised in year	(183)	(133)
Newly consolidated operations	319	61
Transfers and other movements	29	21
Provisions, ending balance	1,615	1,456
Balance sheet analysis:
Current	473	359
Non-current	1,142	1,097
Total	1,615	1,456
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Provisions, beginning balance	15,731	17,150
Adjustment on currency translation	907	(1,128)
Adjustments to mining properties/right-of-use assets:
increases to existing and new provisions	811	851
change in discount rate	0	(787)
Charged/(credited) to profit:
– increases to existing and new provisions	518	435
change in discount rate	0	(235)
unused amounts reversed	(126)	(88)
exchange (gains)/losses on provisions	(48)	26
amortisation of discount	768	843
Utilised in year	(1,049)	(1,142)
Transfers and other movements	0	(255)
Provisions, ending balance	17,831	15,731
Balance sheet analysis:
Current	1,128	1,183
Non-current	16,703	14,548
Total	17,831	15,731
Close down and restoration/ environmental | Diavik Diamond Mines (2012) Inc.
Balance sheet analysis:
Provisions relating to insurance recoveries and other financial assets held	$ 394	$ 350